Basis of Preparation (Policies)	6 Months Ended
Jun. 30, 2025
Disclosure of basis of preparation of financial statements [Abstract]
Basis of Preparation	Basis of Preparation
The Group’s unaudited interim condensed consolidated financial statements for the six months ended June 30, 2025 (the "Interim Condensed
Consolidated Financial Statements") have been prepared in accordance with the International Accounting Standard 34, ‘Interim Financial
Reporting’ (“IAS 34”) as issued by the International Accounting Standards Board (the “IASB”).
The Interim Condensed Consolidated Financial Statements do not include all the information and disclosures required in the annual financial statements and should be read in conjunction with the Group’s annual financial statements for the year ended December 31, 2024, which were prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”). The principal accounting policies set out below have been applied consistently throughout the year and are consistent with prior year unless otherwise stated. The annual financial statements for the year ending December 31, 2025 will be prepared in accordance with International Financial Reporting Standards
(“IFRS”) as issued by the International Accounting Standards Board (“IASB”).

Measurement Basis	Unless otherwise stated, the Interim Condensed Consolidated Financial Statements are presented in U.S. dollars, which is the Group’s subsidiaries’
functional currency and the currency of the primary economic environment in which the Group operates, and all values are rounded to the nearest thousand dollars except per share and per unit amounts and where otherwise indicated.
Transactions in foreign currencies are translated into U.S. dollars at the rate of exchange on the date of the transaction. Monetary assets and liabilities denominated in foreign currencies are translated at the exchange rate at the date of the Consolidated Statement of Financial Position. Where the
Group’s subsidiary has a different functional currency, their results and financial position are translated into the presentation currency as follows:
•Assets and liabilities in the Consolidated Statement of Financial Position are translated at the closing rate at the date of that Consolidated
Statement of Financial Position;
•Income and expenses in the Consolidated Statement of Comprehensive Income are translated at average exchange rates (unless this is not a reasonable approximation of the cumulative effect of the rates prevailing on the transaction dates, in which case income and expenses are translated at the dates of the transactions); and
•All resulting exchange differences are reflected within other comprehensive income in the Consolidated Statement of Comprehensive Income.
The Interim Condensed Consolidated Financial Statements have been prepared under the historical cost convention, as modified by the revaluation of financial assets and liabilities (including derivative instruments) held at fair value through profit and loss or through other comprehensive income.

Segment Reporting	Segment Reporting
The Group is an independent owner and operator of producing natural gas and oil wells with properties located in various states throughout the United
States. The Group’s strategy is to acquire long-life producing assets, efficiently operate those assets to generate free cash flow for shareholders and then to retire assets safely and responsibly at the end of their useful life. The Group’s assets consist of natural gas and oil wells, pipelines and a network of gathering lines and compression facilities which are complementary to the Group’s assets.
In accordance with IFRS, the Group establishes segments on the basis on which those components of the Group are evaluated regularly by the chief executive officer, the Group’s chief operating decision maker (“CODM”), when deciding how to allocate resources and in assessing performance. When evaluating performance as well as when acquiring and managing assets the CODM does so in a consolidated and complementary fashion to vertically integrate and improve margins. Accordingly, when determining operating segments under IFRS 8, the Group has identified one reportable segment that produces and transports natural gas, NGLs and oil in the U.S.

Going Concern	Going Concern
The Interim Condensed Consolidated Financial Statements have been prepared on the going concern basis of accounting. The Directors continue to monitor and manage the Group’s liquidity risk. While the Group’s financial outlook is primarily assessed through the annual business planning process, it is also reviewed monthly through regular Board discussions led by senior management, where performance and forward-looking scenarios are evaluated.
To assess the appropriateness of the going concern assumption over the next twelve months, management has stress tested the Group’s latest financial projections, incorporating a range of potential downside scenarios. These include principal risk exposures, potential commodity price declines, long-term demand variability, and loan facility availability. Management also considered cash preservation measures, such as reduced capital expenditure and shareholder distributions.
Based on this analysis, management concluded that the Group has sufficient cash and liquid resources to meet its obligations as they fall due and to continue operations for at least twelve months from the date of issuance of these Interim Condensed Consolidated Financial Statements. Accordingly,
the Directors consider it appropriate to continue to apply the going concern basis of accounting in the preparation of these unaudited Interim
Condensed Consolidated Financial Statements.

Basis of Consolidation	Basis of Consolidation
The Interim Condensed Consolidated Financial Statements for the six months ended June 30, 2025, include the Parent and all of its subsidiary undertakings, which are defined as entities controlled by the Parent. Control exists when the Group has the power to direct an entity’s activities in a manner that affects the return on investment.
The net assets and results of acquired businesses are included in the Interim Condensed Consolidated Financial Statements from the date on which the
Group obtains control. Similarly, the results of disposed businesses are included in the Interim Condensed Consolidated Financial Statements up to the
date on which control is relinquished.
All intra-Group transactions and balances are eliminated in consolidation.
The Interim Condensed Consolidated Financial Statements reflect the corporate structure of the Group as of June 30, 2025, including all wholly owned subsidiaries:
•Diversified Energy Company PLC (“DEC”)
•Diversified Gas & Oil Corporation
•Diversified Production LLC
•Diversified ABS Phase IV Holdings LLC
•Diversified ABS Phase IV LLC
•Sooner State Joint ABS Holdings LLC(a)
•OCM Denali Holdings, LLC
•Diversified ABS Phase VI Holdings LLC
•Diversified ABS Phase VI LLC
•Diversified ABS VI Upstream LLC
•Oaktree ABS VI Upstream LLC
•DP Lion Equity Holdco LLC(b)
•DP Lion Holdco LLC
•Diversified ABS VIII Holdings LLC
•Diversified ABS VIII LLC
•Diversified ABS III Upstream LLC
•Diversified ABS V Upstream LLC
•Diversified ABS IX Holdings LLC
•Diversified Mustang Holdco LLC
•Diversified ABS X Holdings LLC
•Diversified ABS X LLC
•Diversified ABS LLC
•Diversified ABS Phase II LLC
•Diversified ABS Phase X LLC
•Maverick Natural Resources, LLC
•Bluebonnet Resources, LLC
•Maverick Natural Resources II, LLC
•Maverick Services, LLC
•Maverick ABS Holdco, LLC
•MNR ABS Holdings I, LLC
•MNR ABS Issuer I, LLC
•MNR ABS Agent Corp
•DP RBL Co LLC
•DP Bluegrass LLC
•Chesapeake Granite Wash Trust(c)
•BlueStone Natural Resources II, LLC
•DP Legacy Central LLC
•Diversified Energy Marketing, LLC
•Maverick Asset Holdings LLC
•Maverick Permian LLC
•Maverick Permian Agent Corp
•Unbridled Resources, LLC
•Wheeler Midstream, LLC
•MidPoint Mistream, LLC
•Unbridled Agent Corp
•Breitburn Operating LP
•Breitburn Transpetco LP LLC
•Transpetco Pipeline Company, LP
•Breitburn Transpetco GP LL
•Breitburn Oklahoma LLC
•Phoenix Production Company
•GTG Pipeline LLC
•Maverick Operating GP, LLC
•DP Tapstone Energy Holdings, LLC
•DP Legacy Tapstone LLC
•DP Yellowjacket Holdco LLC
•DM Yellowjacket Holdco LLC
•Tanos TX Holdco LLC
•Diversified ABS IX Holdings LLC
•Diversified Mustang Holdco LLC
•Splendid Land, LLC(d)
•Riverside Land, LLC(d)
•Old Faithful Land, LLC(d)
•Link Land, LLC(d)
•Giant Land, LLC(d)
•Next LVL Energy, LLC
•Diversified Midstream LLC
•DM Mountaineer Holdings LLC
•Cranberry Pipeline Corporation
•Coalfield Pipeline Company
•DM Bluebonnet LLC
•Black Bear Midstream Holdings LLC
•Black Bear Midstream LLC
•Black Bear Liquids LLC
•Black Bear Liquids Marketing LLC
•DM Pennsylvania Holdco LLC
•Diversified Energy Group LLC
•Diversified Energy Company LLC
(a)Owned 51.25% by Diversified Production LLC and 48.75% by OCM Denali Holdings LLC, both wholly owned subsidiaries of the Group.
(b)Diversified Production, LLC holds 20% of the issued and outstanding equity of DP Lion Equity Holdco LLC. This entity is not consolidated within the Group’s financial statements as of June 30, 2025. Refer to Note 12 for additional information.
(c)Diversified Production, LLC holds 50.8% of the issued and outstanding common shares of Chesapeake Granite Wash Trust.
(d)Owned approximately 55% by Diversified Energy Company PLC.

Restricted Cash	Restricted Cash
Cash held on deposit for bonding purposes is classified as restricted cash and recorded within current and non-current assets. This cash is either (1)
restricted by state governmental agencies for use if the operator abandons any wells, or (2) held as collateral by the Group’s surety bond providers.
Additionally, the Group is required to maintain certain cash reserves for interest payments related to its asset-backed securitizations, as detailed in Note
12. These reserves typically cover one to six months of interest and any associated fees. The Group classifies restricted cash as either current or non-
current, depending on the classification of the related asset or liability. The cash reserve is managed by an indenture trustee, who monitors the reserves monthly to ensure the correct amount is maintained. The deposit conditions restrict the Group from accessing the cash reserve on demand, meaning it no longer qualifies as cash and cash equivalents.

New or Amended Accounting Standards - Adopted	New or Amended Accounting Standards - Adopted
The following accounting standards, amendments, and interpretations became effective in the current year:

Standard	Amendment	Effective Date
IAS 21	The Effects of Changes in Foreign Exchange Rates - Lack of Exchangeability	Annual periods beginning on or after January 1, 2025
The application of these standards and interpretations effective for the first time in the current year has had no significant impact on the amounts reported in the Interim Condensed Consolidated Financial Statements